TAXES BASED ON INCOME (Details 5) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 35.1	$ 40.9
Net operating losses	253.3	277.7
Tax credit carryforward	114.4	104.2
Postretirement and postemployment benefits	93.2	103.5
Pension costs	148.7	142.9
Inventory reserves	6.9	9.0
Other assets	8.9	12.4
Valuation allowance	(73.0)	(75.0)
Total deferred tax assets	587.5	615.6
Depreciation and amortization	(101.0)	(118.0)
Repatriation accrual	(9.8)	1.9
Foreign operating loss recapture	(108.3)	(118.0)
Other liabilities	(2.9)	(3.0)
Total deferred tax liabilities	(222.0)	(237.1)
Total net deferred tax assets from continuing operations	365.5	378.5
Contra deferred tax liability related to unrealized foreign exchange losses associated with earnings	2.7	6.3
Net deferred tax liability associated with the future tax cost to repatriate non permanently reinvested earnings of the Company's foreign subsidiaries	$ 12.5	$ 4.4